SHARE-BASED PAYMENT - Options (Details) $ / shares in Units, $ in Millions	May 12, 2023 USD ($) shares $ / shares	Jul. 12, 2022 $ / shares
Minimum
SHARE-BASED PAYMENTS
Exercise price		$ 7.16
Maximum
SHARE-BASED PAYMENTS
Exercise price		$ 204.66
Employee Stock Purchase Plan
SHARE-BASED PAYMENTS
Maximum percentage of employee's monthly compensation	15.00%
Percentage of closing price of the Company's ordinary shares on the first business day and the last business day to determine purchase price	85.00%
Number of ordinary shares subject to the ESPP | shares	200,000
Stand Alone Stock Option Grant
SHARE-BASED PAYMENTS
Number of options, granted during the year | shares	1,200,000
Exercise price	$ 4.55
Vesting period	3 years
Options that vest every 12 months (as a percent)	33.00%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Employee Stock Option Plan
SHARE-BASED PAYMENTS
Number of options, granted during the year | shares	100,000
Exercise price	$ 5.55
Vesting period	3 years
Options that vest every 12 months (as a percent)	33.00%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days
Past Share Option plan
SHARE-BASED PAYMENTS
Exercise price	$ 12.48
Past Share Option plan | Minimum
SHARE-BASED PAYMENTS
Exercise price	11.93
Past Share Option plan | Maximum
SHARE-BASED PAYMENTS
Exercise price	13.24
Base Share Option plan
SHARE-BASED PAYMENTS
Exercise price	10.52
Base Share Option plan | Minimum
SHARE-BASED PAYMENTS
Exercise price	10.47
Base Share Option plan | Maximum
SHARE-BASED PAYMENTS
Exercise price	10.79
Performance Share Option plan
SHARE-BASED PAYMENTS
Exercise price	10.52
Performance Share Option plan | Minimum
SHARE-BASED PAYMENTS
Exercise price	10.47
Performance Share Option plan | Maximum
SHARE-BASED PAYMENTS
Exercise price	$ 10.79
Performance Share Option plan | If EBITDA reaches at least US$120 million
SHARE-BASED PAYMENTS
Threshold earnings before interest | $	$ 120
Vesting percentage	0.00%
Performance Share Option plan | If EBITDA reaches at least US$150 million
SHARE-BASED PAYMENTS
Threshold earnings before interest | $	$ 150
Vesting percentage	100.00%